Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (83,858)	$ (89,641)	$ (166,087)	$ (163,705)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	230	288	559	606
Stock-based compensation	19,822	15,402	32,300	26,827
Accretion/amortization of investments, net	138	(3,264)	(4,734)	(10,313)
Amortization of right-of-use assets – operating	102	919	1,864	1,791
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(10,202)	639	405	2,952
Accounts payable and other liabilities	9,382	(7,045)	(5,308)	17,813
Operating lease liabilities	(93)	(941)	(1,925)	(1,777)
Net cash used in operating activities	(64,479)	(83,643)	(142,926)	(125,806)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of investments	0	(176,755)	(196,411)	(380,376)
Sales and maturities of investments	35,000	228,079	424,530	476,132
Purchases of property and equipment	(42)	(74)	(87)	(358)
Net cash provided by investing activities	34,958	51,250	228,032	95,398
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock in connection with the spin-off	109,243	0
Proceeds from public offerings	75,200	0
Proceeds from the issuance of common stock upon the exercise of stock options	2,122	0
Proceeds from former parent company with Spin-off	100,000	0
Payments for offering costs	(26)	0
Net parent investment	(327,196)	(46,389)	30,010	117,523
Net cash used in financing activities	(40,657)	(46,389)	30,010	117,523
Net decrease in cash and cash equivalents	(70,178)	(78,782)	115,116	87,115
Cash and cash equivalents, beginning of period	238,196	123,080	123,080	35,965
Cash and cash equivalents, end of period	168,018	44,298	238,196	123,080
Non-cash investing and financing activities:
Leased assets obtained in exchange for operating lease liabilities	4,426	0
Offering costs accrued	483	0
Non-cash transfer of assets and liabilities in connection with the spin-off	14,011	0
Receivable related to issuance of common stock, upon exercise of stock options	$ 469	$ 0
Amounts accrued for property and equipment			$ 0	$ 7